Financial Instruments - Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	$ 463,426	$ 133,255
Liabilities	(388,308)	(111,164)
+10% Impact to profit or loss before tax	(1,549)	(1,381)
-10% Impact to profit or loss before tax	1,893	1,688
Reales [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	17,399	7,462
Liabilities	(11,684)	(1,178)
+10% Impact to profit or loss before tax	(84)	(566)
-10% Impact to profit or loss before tax	103	698
Cordoba [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	2,037	3,154
Liabilities	(14,446)
+10% Impact to profit or loss before tax	31	(287)
-10% Impact to profit or loss before tax	(38)	350
Quetzales [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	1,352	2,440
Liabilities	(14,830)	(107)
+10% Impact to profit or loss before tax	159	(212)
-10% Impact to profit or loss before tax	(194)	259
Soles [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	4,825	3,687
Liabilities	(164)	(254)
+10% Impact to profit or loss before tax	(77)	(313)
-10% Impact to profit or loss before tax	94	381
Dominican Peso [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	1,228	3,673
Liabilities	(817)	(133)
+10% Impact to profit or loss before tax	(609)	12
-10% Impact to profit or loss before tax	744	(14)
Colones [Member]
Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Assets	6,714	2,300
Liabilities	(253,826)	(9)
+10% Impact to profit or loss before tax	44	628
-10% Impact to profit or loss before tax	$ (54)	$ (728)